Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator
Net loss	$ (26,733)	$ (34,945)
Net loss attributable to ordinary shareholders—basic and diluted	$ (26,733)	$ (34,945)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	42,644,340	35,655,443
Net loss per share attributable to ordinary shareholders—basic and diluted	$ (0.63)	$ (0.98)